UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2004
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        January 31, 2005

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 12-31-04
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     73
Form 13F Information Table Value Total:     $105,729,977

List of Other Included Managers: None


Name of Issuer                     Class  Cusip     Market      Shares  Inv  Auth Mngr  Voting Auth
                                                                                            None
3M Co.                             Common 88579Y101    1958190   23860  Sole	             23860
Affymetrix                         Common 00826T108     891820   24400  Sole	             24400
American International Group       Common 026874107     392904    5983  Sole	              5983
American Tower Systems Class A     Common 029912201    2150224  116860  Sole	            116860
Anadarko Petroleum Corporation     Common 032511107     528201    8150  Sole	              8150
Automatic Data Processing, Inc.    Common 053015103    2757461   62175  Sole	             62175
BankAmerica Corp.                  Common 060505104    1015266   21606  Sole	             21606
Bellsouth Corp                     Common 079860102     241273    8682  Sole	              8682
Berkshire Hathaway, Inc.Class B    Common 084670207     725192     247  Sole	               247
BP P.L.C.                          Common 055622104    3943694   67529  Sole	             67529
Bristol Myers Co                   Common 110122108     208316    8131  Sole	              8131
Burlington Resources               Common 122014103    3909258   89868  Sole	             89868
ChevronTexaco                      Common 166764100     358433    6826  Sole	              6826
Chubb Corp                         Common 171232101    3279554   42647  Sole	             42647
Citigroup                          Common 172967101     454433    9432  Sole	              9432
Clorox Company                     Common 189054109    3981605   67565  Sole	             67565
Coca Cola                          Common 191216100     343530    8250  Sole	              8250
Colgate Palmolive                  Common 194162103    2228427   43558  Sole	             43558
ConocoPhillips                     Common 20825C104     612672    7056  Sole	              7056
Corning Inc.                       Common 219350105     127351   10820  Sole	             10820
Dow Chemical                       Common 260543103    3671189   74150  Sole                 74150
DuPont, E.I. Demours & Co.         Common 263534109     482946    9846  Sole	              9846
Electronic Data Systems            Common 285661104    2558325  110750  Sole	            110750
Eli Lilly & Company                Common 532457108     719306   12675  Sole	             12675
Emerson Electric Co.               Common 291011104    1437050   20500  Sole	             20500
Exxon Mobil Corp.                  Common 30231G102    4095783   79902  Sole	             79902
Fannie Mae                         Common 313586109     356050    5000  Sole	              5000
Forest Labs Inc.                   Common 345838106     267635    5966  Sole	              5966
FPL Group Inc                      Common 302571104     231725    3100  Sole	              3100
General Electric                   Common 369604103    2489738   68212  Sole	             68212
General Mills, Inc.                Common 370334104     208782    4200  Sole	              4200
Gillette                           Common 375766102    3698559   82594  Sole	             82594
Hartford Financial Services Group  Common 416515104    2663791   38433  Sole	             38433
Health Care Property Investors Inc Common 421915109     221520    8000  Sole	              8000
Heartland Express Inc.             Common 422347104     898800   40000  Sole	             40000
Home Depot	                   Common 437076102    2237439   52350  Sole	             52350
Hubbell Inc. Class B	           Common 443510201     366100    7000  Sole	              7000
International Business Machines    Common 459200101     774444    7856  Sole	              7856
International Flavors & Fragrances Common 459506101    4120137   96175	Sole                 96175
Internet Security Systems, Inc.    Common 46060X107    1236900   53200  Sole	             53200
J.P. Morgan Chase & Co.            Common 46625H100    1115413   28593  Sole	             28593
Johnson & Johnson                  Common 478160104    2508388   39552  Sole	             39552
McGraw-Hill Cos Inc Com            Common 580645109     442413    4833  Sole	              4833
Medco Health Solutions             Common 58405U102    1351043   32477  Sole	             32477
Medtronic Inc.                     Common 585055106     290569    5850  Sole	              5850
Merck                              Common 589331107    3072520   95598  Sole	             95598
Microsoft                          Common 594918104     281896   10550  Sole	             10550
National City Corp.                Common 635405103     547329   14576  Sole	             14576
Newmont Mining Corp Hldg. Co.      Common 651639106    2946603   66350  Sole	             66350
Northern Trust Corp                Common 665859104    3153619   64916  Sole	             64916
PepsiCo                            Common 713448108    2665645   51066  Sole	             51066
Pfizer, Inc                        Common 717081103     721996   26850  Sole	             26850
Phelps Dodge                       Common 717265102     324952    3285  Sole	              3285
Procter & Gamble                   Common 742718109    1226081   22260  Sole	             22260
Progress Energy, Inc.              Common 743263105    1173390   25937  Sole	             25937
Questar Corp.                      Common 748356102    2347982   46075  Sole	             46075
Royal Dutch Petrol 5 Guilders      Common 780257804     358797    6253  Sole	              6253
SBC Communications                 Common 78387G103     254479    9875  Sole	              9875
Schlumberger Ltd                   Common 806857108     776620   11600  Sole	             11600
Sigma Aldrich                      Common 826552101    2507276   41470  Sole	             41470
St. Joe Paper Co.                  Common 790148100     266430    4150  Sole	              4150
Staples, Inc.                      Common 855030102    2342002   69475  Sole	             69475
Sun Microsystems, Inc.             Common 866810104    1518530  281731  Sole	            281731
Sysco                              Common 871829107     266274    6976  Sole	              6976
Teco Energy Inc                    Common 872375100     194945   12700  Sole	             12700
The Scotts Company                 Common 810186106    3157684   42950  Sole	             42950
Time Warner, Inc.                  Common 887317105     818845   42100  Sole	             42100
Verizon Communications             Common 92343V104     946354   23361  Sole	             23361
Wachovia Corp.                     Common 929903102    1067780   20300  Sole	             20300
Walgreen Company                   Common 931422109     243649    6350  Sole	              6350
Wal-Mart Stores, Inc.              Common 931142103     332132    6288  Sole	              6288
Weyerhaeuser Co                    Common 962166104     716834   10664  Sole	             10664
Wyeth                              Common 983024100    2947484   69206  Sole	             69206
                                                    105,729,977
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